Pension and Other Postretirement Healthcare Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Net Periodic Pension and Postretirement Healthcare Cost

The components of net periodic cost associated with the U.S. and foreign retirement plans recognized in the unaudited Condensed Consolidated Statement of Operations were as follows:

	Retirement Plans
	Three Months Ended March 31,
	2013	2012
Net periodic cost:
Service cost	$1	$2
Interest cost	5	6
Expected return on plan assets	(5)	(6)
Net amortization of actuarial loss	1	—

Total net periodic cost	$2	$2

	Retirement Plans				Postretirement Healthcare Plans
	Successor		Predecessor		Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net periodic cost:
Service cost	$3	$3	$—	$2	$1	$1	$—	$—
Interest cost	22	21	2	25	1	—	—	1
Expected return on plan assets	(21)	(20)	(2)	(30)	—	—	—	—
Net amortization of prior service credit	—	—	—	—	—	—	(1)	(14)
Net amortization of actuarial loss	—	—	1	4	—	—	—	—

Total net periodic cost (income)	$4	$4	$1	$1	$2	$1	$(1)	$(13)

Summary of Benefit Obligations and Plan Assets Associated With Benefit Plans

	Retirement Plans		Postretirement Healthcare Plans
	Successor	Successor	Successor	Successor
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Change in benefit obligations:
Benefit obligation, beginning of year	$483	$481	$9	$9
Service cost	3	3	1	—
Interest cost	22	23	1	—
Net actuarial (gains) losses	78	20	2	1
Foreign currency rate changes	2	(3)	—	—
Contributions by plan participants	1	1	1	1
Acquired in the Transaction	—	—	6	—
Special termination benefits	—	1	—	—
Termination of the nonqualified benefits restoration plan	—	(9)	—	—
Benefits paid	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Benefit obligation, end of year	557	483	18	9

Change in plan assets:
Fair value of plan assets, beginning of year	350	372	—	—
Actual return on plan assets	47	7	—	—
Employer contributions(1)	30	7	1	1
Participant contributions	1	1	1	1
Foreign currency rate changes	2	(3)	—	—
Benefits paid(1)	(29)	(32)	(2)	(2)
Administrative expenses	(3)	(2)	—	—

Fair value of plan assets, end of year	398	350	—	—

Net over (under) funded status of plans	$(159)	$(133)	$(18)	$(9)

Classification of amounts recognized in the Consolidated Balance Sheets:
Noncurrent asset	$—	$1	$—	$—
Current accrued benefit liability	—	—	(1)	(1)
Noncurrent accrued benefit liability	(159)	(134)	(17)	(8)

Sub-total of liabilities	(159)	(133)	(18)	(9)
Accumulated other comprehensive loss	94	50	5	1

Total	$(65)	$(83)	$(13)	$(8)

(1)	The Company expects 2013 contributions to be approximately $4 million for the Netherlands plan and $6 million for the U.S. qualified retirement plan, while net benefits paid are expected to be approximately $1 million for the U.S. postretirement healthcare plan.

Accumulated Benefit Obligations and Projected Benefit Obligations

The following table summarizes the accumulated benefit obligation, the projected benefit obligation, the market value of plan assets and the funded status of the Company’s funded retirement plans.

	Successor		Successor
	December 31, 2012		December 31, 2011
	U.S. Qualified Plan	The Netherlands Retirement Plan	U.S. Qualified Plan	The Netherlands Retirement Plan
Accumulated benefit obligation	$420	$117	$392	$79
Projected benefit obligation	(420)	(137)	(393)	(90)
Market value of plan assets	286	112	259	91

Funded status—(under)/over funded	$(134)	$(25)	$(134)	$1

Summary of Expected Benefit Payments

	2013	2014	2015	2016	2017	2018- 2022
Retirement Plans(1)	$32	$31	$31	$30	$31	$153
Postretirement Healthcare Plan	1	1	1	1	1	6

(1)	Includes benefit payments expected to be paid from the U.S. qualified retirement plan of $29 million, $28 million, $27 million, $27 million and $27 million in each year, 2013 through 2017, respectively, and $131 million in the aggregate for the period 2018 through 2022.

Summary of Pretax Amounts That are Expected to Reclassify

The following table shows the pretax amounts that are expected to be reclassified from “Accumulated other comprehensive income” on the Consolidated Balance Sheets to retirement expense during 2013:

	Retirement Plans	Postretirement Healthcare Plans
Unrecognized actuarial loss	$2	$—
Unrecognized prior service cost (credit)	—	—

Weighted Average Assumptions Used to Determine Net Periodic Cost

Assumptions—The following weighted average assumptions were used to determine the net periodic cost:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	5.25%	6.44%	5.25%	7.50%	5.75%
Rate of compensation increases	—	3.50%	3.50%	3.50%	3.50%	3.50%

Weighted Average Assumptions Used to Determine Actual Present Value

The following weighted average assumptions were used in estimating the actuarial present value of the plans’ benefit obligations:

	Successor				Predecessor
	2012		2011		2010
	United States	Netherlands	United States	Netherlands	United States	Netherlands
Discount rate(1)	3.75%	3.50%	4.5%	5.25%	5.0%	5.0%
Rate of compensation increases	—	3.50%	3.5%	3.5%	3.5%	3.5%

(1)	The discount rate on the South African Plan was 9.45% at December 31, 2012, which is not included in the table above.

Schedule of Changes In Fair Value of Level 3 Plan Assets

The following tables set forth the changes in the fair value of Level 3 plan assets for the year ended December 31, 2011:

	U.S. Level 3 Assets
	International Comingled Funds US Equity	Total
Balance at December 31, 2010	$22	$22
Transfers to Level 2	(22)	(22)

Balance at December 31, 2011	$—	$—

Successor
Accumulated Benefit Obligations and Projected Benefit Obligations

Asset categories and associated asset allocations for the Company’s funded retirement plans at December 31, 2012 and 2011:

	Successor		Successor
	December 31, 2012		December 31, 2011
	Actual	Target	Actual	Target
United States:
Equity securities	38%	38%	57%	45%
Debt securities	61	62	40	55
Cash and cash equivalents	1	—	3	—

Total	100%	100%	100%	100%

Netherlands:
Equity securities	41%	40%	40%	25%
Debt securities	53	55	51	58
Real estate	—		9	10
Cash and cash equivalents	6	5	—	7

Total	100%	100%	100%	100%

U.S. Pension
Accumulated Benefit Obligations and Projected Benefit Obligations

The fair values of pension investments as of December 31, 2012 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Commingled Equity Fund.	$—		$110	(1)	$—	$110
Debt securities
Corporate	—		8	(5)	—	8
Government	11	(4)	1	(5)	—	12
Mortgages	—		16	(5)	—	16
Commingled Fixed Income Funds	—		137	(2)	—	137
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		3	(3)	—	3

Total at fair value	$11		$275		$—	$286

(1)	For commingled equity fund owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(3)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(5)	For corporate, government, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

The fair values of pension investments as of December 31, 2011 are summarized below:

	U.S. Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—U.S.	$147	(1)	$—		$—	$147
Debt securities
Corporate	—		13	(6)	—	13
U.S. Mutual Funds	52	(2)	—		—	52
Government	10	(5)	1	(6)	—	11
Asset-backed	—		1	(6)	—	1
Mortgages	—		24	(6)	—	24
International Commingled Fixed Income Funds	—		3	(3)	—	3
Cash & cash equivalents
Commingled Cash Equivalents Fund	—		8	(4)	—	8

Total at fair value	$209		$50		$—	$259

(1)	For equity securities owned by the funds, fair value is based on observable quoted prices on active exchanges, which are Level 1 inputs.
(2)	For mutual funds, fair value is based on nationally recognized pricing services, which are Level 1 inputs.
(3)	For commingled fixed income funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(4)	For commingled cash equivalents funds, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.
(5)	For government debt securities that are traded on active exchanges, fair value is based on observable quoted prices, which are Level 1 inputs.
(6)	For corporate, government, asset-backed, and mortgage related debt securities, fair value is based on observable inputs of comparable market transactions, which are Level 2 inputs.

Netherlands Plan
Accumulated Benefit Obligations and Projected Benefit Obligations
The fair values of pension investments as of December 31, 2012 are summarized below:

	Netherlands Pension
	Fair Value Measurement at December 31, 2012, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$46	(1)	$—	$46
Debt securities—Non-U.S. Pooled Funds	—	60	(2)	—	60
Cash	—	6		—	6

Total at fair value	$—	$112		$—	$112

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
The fair values of pension investments as of December 31, 2011 are summarized below:

	Netherlands Pension
	Fair Value Measurement at December 31, 2011, Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Asset category:
Equity securities—Non-U.S. Pooled Funds	$—	$37	(1)	$—	$37
Debt securities—Non-U.S. Pooled Funds	—	46	(2)	—	46
Real Estate Pooled Fund	—	8	(3)	—	8

Total at fair value	$—	$91		$—	$91

(1)	For equity securities in the form of fund units that are redeemable at the measurement date, the unit value is deemed as a Level 2 input.
(2)	For pooled fund debt securities, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.
(3)	For real estate pooled funds, the fair value is based on observable inputs, but do not solely rely on quoted market prices, and therefore are deemed Level 2 inputs.